Investment - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2022 CAD ($) shares $ / shares	Apr. 30, 2021 CAD ($)
Disclosure Of Business Combinations [Line Items]
Investment	$ 492	$ 779
Westward Gold Inc. [member]
Disclosure Of Business Combinations [Line Items]
Common shares issued | shares	4,100,000
Fair market value at date of issue per share | $ / shares	$ 0.12
Investment	$ 492	$ 779
Unrealized loss from original cost	$ 287